Dividend Value Fund Expense Example - Dividend Value Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	$ 1,000